Risk Management Section - Cover Values Including Guarantees Received - Consumer Lending Portfolio (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Outstandings	[1],[2],[3]	€ 853,930	€ 832,130
Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		329,949	318,804
Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		326,370	315,297
Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		3,579	3,508
Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		294,658	285,976
Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		2,477	2,490
Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		5,687	5,383
Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		147	134
Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		26,025	23,937
Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings		956	884
Mortgages [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		574,786	547,832
Mortgages [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		570,734	544,039
Mortgages [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		4,052	3,793
Mortgages [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		561,766	535,664
Mortgages [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		3,804	3,568
Mortgages [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		8,786	8,219
Mortgages [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		240	218
Mortgages [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		183	156
Mortgages [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		7	7
Financial Collateral [Member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		3,775	3,509
Financial Collateral [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		3,759	3,492
Financial Collateral [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		16	17
Financial Collateral [Member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		2,897	2,839
Financial Collateral [Member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		14	16
Financial Collateral [Member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		258	160
Financial Collateral [Member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		603	493
Financial Collateral [Member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		2	1
Guarantees [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		26,766	25,760
Guarantees [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		26,630	25,591
Guarantees [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		136	169
Guarantees [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		24,281	23,741
Guarantees [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		121	152
Guarantees [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		145	155
Guarantees [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		7	9
Guarantees [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		2,204	1,694
Guarantees [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		8	9
Other covers [Member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		36,774	39,446
Other covers [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		35,922	38,757
Other covers [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		852	689
Other covers [Member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		30,541	33,446
Other covers [Member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		720	607
Other covers [Member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		1,402	1,239
Other covers [Member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		36	29
Other covers [Member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		3,980	4,072
Other covers [Member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Cover type		€ 96	€ 52
No cover [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.90%	6.60%
No cover [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.70%	6.40%
No cover [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		25.30%	24.40%
No cover [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.20%	0.50%
No cover [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.20%	0.40%
No cover [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		83.80%	84.70%
No cover [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		94.00%	95.40%
Greater than zero percentage to twenty five percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan			0.10%
Greater than zero percentage to twenty five percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan			0.10%
Greater than zero percentage to twenty five percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.20%	0.20%
Greater than zero percentage to twenty five percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.20%	0.20%
Greater than zero percentage to twenty five percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.20%	0.30%
Greater than zero percentage to twenty five percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.30%
Greater than zero percentage to twenty five percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.30%	0.30%
Greater than zero percentage to twenty five percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.40%	0.50%
Greater than twenty five percentage to fifty percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.50%	0.60%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.70%	0.80%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.80%	0.80%
Greater than twenty five percentage to fifty percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.80%	0.70%
Greater than twenty five percentage to fifty percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.10%	0.10%
Greater than twenty five percentage to fifty percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.20%	0.10%
Greater than fifty percentage to seventy five percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.80%	1.00%
Greater than fifty percentage to seventy five percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.80%	0.90%
Greater than fifty percentage to seventy five percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.80%	2.20%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.80%	1.00%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.30%	2.90%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		1.40%	1.70%
Greater than fifty percentage to seventy five percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		2.90%	2.40%
Greater than fifty percentage to seventy five percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.10%	0.10%
Greater than fifty percentage to seventy five percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.40%	0.20%
Greater than seventy five percentage to less than hundred percentage [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.70%	6.90%
Greater than seventy five percentage to less than hundred percentage [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.70%	6.80%
Greater than seventy five percentage to less than hundred percentage [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.00%	10.10%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		7.20%	7.30%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		9.60%	13.60%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		8.00%	7.50%
Greater than seventy five percentage to less than hundred percentage [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		6.00%	8.90%
Greater than seventy five percentage to less than hundred percentage [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.30%	0.50%
Greater than seventy five percentage to less than hundred percentage [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		0.50%	0.60%
Greater than or equal to 100 [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		85.50%	85.40%
Greater than or equal to 100 [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		85.70%	85.70%
Greater than or equal to 100 [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		65.20%	62.40%
Greater than or equal to 100 [member] | Residential Mortgages (Private Individuals) [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		91.80%	91.60%
Greater than or equal to 100 [member] | Residential Mortgages (Private Individuals) [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		87.10%	82.00%
Greater than or equal to 100 [member] | Residential Mortgages (SME) [member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		89.60%	89.70%
Greater than or equal to 100 [member] | Residential Mortgages (SME) [member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		89.80%	87.70%
Greater than or equal to 100 [member] | Other Consumer Lending [Member] | Performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		15.40%	14.30%
Greater than or equal to 100 [member] | Other Consumer Lending [Member] | Non-performing [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan		4.60%	3.20%

[1]	1 Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]
2 Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.

[3]	3 Geographic areas are based on country of residence, except for private individuals for which the geographic areas are based on the primary country of risk.